Commitments and Contingencies (Detail Textual) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Apr. 27, 2013	Feb. 07, 2012	Jun. 30, 2014	Dec. 31, 2013	Feb. 28, 2007 Dr. Schaber [Member]	Feb. 28, 2007 Dr. Brey [Member]	Mar. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Minimum [Member]	Dec. 31, 2012 Mr. Myrianthopoulos [Member] Maximum [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party					50,000	10,000
Termination expense recognized							$ 95,625
Severance and healthcare benefits								0
Number of common stock will be issued upon the conversion of the option issued								53,908
Number of shares forfeited								72,500
Number of common stock to be issued upon the conversion of remaining options								192,500
Expiration date of option									Nov. 14, 2012	Nov. 30, 2021
Stock-based compensation expense in connection with the acceleration of vesting								68,032
Commitments related to agreements			338,000	400,000
Payment for commitment milestones	7,000,000			7,900,000
Percentage for royalties			6.00%	6.00%
Monthly rent amount before increment		8,000
Monthly rent amount before increment, per square foot		18.25
Monthly rent amount after increment		8,310
Monthly rent amount after increment, per square foot		$ 19.00
Number of months after that rent increases		12 months
Number of remaining months for which increased rent paid		24 months